Significant Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 920,442	$ 1,223,667	$ 1,462,964
Post-employment benefits	2,358	2,603	2,732
Share-based payment	175,072	298,500	500,391
Others	351	417	618
Total	$ 1,098,223	$ 1,525,187	$ 1,966,705